CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT
Cash and cash equivalents	R$ 26,572,522	R$ 13,046,371
Restricted cash	508,734	447,688
Marketable securities	8,951,838	5,920,171
Accounts Receivable, net	5,911,477	5,210,482
Contractual transmission assets	10,539,570	11,159,426
Loans, financing and debentures	475,459	367,741
Dividends and interest receivable	721,683	871,558
Taxes and Contributions	2,831,414	4,207,227
Current	893,254	980,206
Inventory	441,471	426,690
Derivative financial instruments	692,660	373,606
Others	1,408,919	1,698,824
Total current assets excluding assets held for sale	59,949,000	44,709,990
Assets held for sale	4,502,102	3,187,141
TOTAL CURRENT ASSETS	64,451,102	47,897,131
NON-CURRENT
Restricted cash	3,170,749	1,985,656
Reimbursement rights	720,081	1,385,479
Loans, financing and debentures	163,140	260,409
Accounts Receivable, net	602,411	649,446
Marketable securities	433,341	432,724
Taxes and Contributions	2,715,445	1,153,616
Deferred Income tax and social contribution	5,673,011	6,725,087
Judicial deposits	5,190,344	6,585,685
Contractual transmission assets	56,848,086	50,052,912
Derivative financial instruments	1,544,095
Others	1,645,570	1,053,164
Total long term assets excluding investments, fixed assets and intangible assets	78,706,273	70,284,178
INVESTMENTS
Equity method investments	30,727,405	32,100,302
Measured at fair value	861,234	1,072,093
Other investments	97,987	32,288
INVESTMENTS	31,686,626	33,204,683
PROPERTY, PLANT AND EQUIPMENT	36,854,056	35,805,421
INTANGIBLE ASSETS	78,173,273	79,866,241
TOTAL NON CURRENT ASSETS	225,420,228	219,160,523
TOTAL ASSETS	289,871,330	267,057,654
CURRENT
Loans, financing and debentures	12,809,872	10,890,873
Compulsory loan - Agreements	1,105,534	896,746
Compulsory loan	1,326,925	1,257,291
Suppliers	2,756,329	2,963,867
Taxes and Contributions	1,146,169	1,022,562
Provision for onerous contracts	62,711	120,660
Dividends payable	2,490,668	1,154,836
Payroll	1,065,114	1,634,933
Reimbursement Obligations	55,517	8,572
Post-employment benefit	289,840	292,990
Provisions for Litigation and Contingent Liabilities	1,791,088	2,290,873
Regulatory fees	820,067	765,619
Obligations of Law No. 14,182/2021	2,916,199	2,161,176
RGR Returns	492,276	439,974
Leases	26,861	44,020
Derivative financial instruments	1,175,652
Advanced for clients		138,690
Others	1,105,093	801,645
Total current liabilities excluding liabilities associated to assets held for sale	31,435,916	26,885,327
Liabilities associated with assets held for sale	194,454	274,464
TOTAL CURRENT LIABILITIES	31,630,370	27,159,791
NON-CURRENT
Loans, financing and debentures	62,810,702	48,569,496
Suppliers	7,959
Provisions for Litigation and Contingent Liabilities	21,583,395	24,250,819
Post-employment benefit	3,416,381	5,293,808
Obligations of Law No. 14,182/2021	39,105,924	37,358,230
RGR Returns	439,974	879,947
Provision for onerous contracts	621,725	950,468
Reimbursement Obligations	15,286
Leases	155,722	172,727
Concessions payable - use of public property	543,867	566,172
Advances for future capital increase	108,938	98,252
Derivative financial instruments	2,283	657,514
Regulatory fees	942,348	432,341
Taxes and Contributions	372,488	574,781
Differed Income tax and social contribution	4,287,021	5,721,830
Advanced for clients		86,612
Others	1,827,171	1,820,222
TOTAL NON-CURRENT LIABILITIES	136,241,184	127,433,219
EQUITY
Capital stock	70,099,826	70,099,826
Transactions costs on issuance of shares	(108,186)	(108,186)
Capital reserves and Authorized Equity Instruments	13,910,768	13,889,339
Treasury shares	(2,223,011)	(2,114,256)
Profit reserves	45,440,237	37,752,709
Other comprehensive income	(5,256,409)	(7,186,060)
Equity attributable to owners of the Company	121,863,225	112,333,372
Equity attributable to non-controlling interest	136,551	131,272
TOTAL SHAREHOLDERS EQUITY	121,999,776	112,464,644
TOTAL LIABILITIES AND NET WORTH	R$ 289,871,330	R$ 267,057,654